Organization and Description of Business	3 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Accounting Policies
Business Description and Basis of Presentation [Text Block]

NOTE 2.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Entest BioMedical Inc. (the “Company”) was incorporated in the State of Nevada on September 24, 2008 as JB Clothing Corporation.  Until July 10, 2009, the Company’s principal business objective was the offering of active/leisure fashion design clothing.

On July 10, 2009 the Company abandoned its efforts in the field of active/leisure fashion design clothing when it acquired 100% of the share capital of Entest BioMedical, Inc., a California corporation, (“Entest CA”).

The Company’s current business consists of the development and commercialization of immunotherapeutic therapies for the veterinary market as well as the acquisition and operation of veterinary hospitals.

NOTE 1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Entest BioMedical Inc. (the “Company”) was incorporated in the State of Nevada on September 24, 2008 as JB Clothing Corporation.  Until July 10, 2009, the Company’s principal business objective was the offering of active/leisure fashion design clothing.

On July 10, 2009 the Company abandoned its efforts in the field of active/leisure fashion design clothing when it acquired 100% of the share capital of Entest BioMedical, Inc., a California corporation, (“Entest CA”).

The Company’s current business consists of the development and commercialization of immunotherapeutic therapies for the veterinary market as well as the acquisition and operation of veterinary hospitals.